Summarized Financial Information of Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Summarized Financial Information of Subsidiaries
(2) Summarized Financial Information of Subsidiaries
Separate condensed consolidating financial information for Lamar Media, subsidiary guarantors and non-guarantor
subsidiaries are presented below. Lamar Media and its subsidiary guarantors have fully and unconditionally guaranteed Lamar Media’s obligations with respect to its publicly issued notes. All guarantees are joint and several. As a result of these guarantee arrangements, we are required to present the following condensed consolidating financial information. The following condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements and notes. The condensed consolidating financial information is provided as an alternative to providing separate financial statements for guarantor subsidiaries. Separate financial statements of Lamar Media’s subsidiary guarantors are not included because the guarantees are full and unconditional and the subsidiary guarantors are 100% owned and jointly and severally liable for Lamar Media’s outstanding publicly issued notes. The accounts for all companies reflected herein are presented using the equity method of accounting for investments in subsidiaries.
LAMAR MEDIA CORP.
AND SUBSIDIARIES
Notes to Condensed Consolidated Financial Statements
(Unaudited)
(In Thousands, Except for Share Data)

Condensed Consolidating Balance Sheet as of June 30, 2020

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
	(unaudited)
ASSETS
Total current assets	$164,644	$44,905	$234,188	$—	$443,737
Net property, plant and equipment	—	1,311,329	9,146	—	1,320,475
Operating lease right of use assets	—	1,271,821	21,096	—	1,292,917
Intangibles and goodwill, net	—	2,838,868	17,870	—	2,856,738
Other assets	4,157,051	225,091	10,393	(4,341,555)	50,980

Total assets	$4,321,695	$5,692,014	$292,693	$(4,341,555)	$5,964,847

LIABILITIES AND STOCKHOLDER’S EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$9,120	$—	$—	$9,120
Current operating lease liabilities	—	168,390	5,445	—	173,835
Other current liabilities	33,062	158,005	13,470	—	204,537

Total current liabilities	33,062	335,515	18,915	—	387,492

Long-term debt	3,144,240	2,539	—	—	3,146,779
Operating lease liabilities	—	1,037,680	16,460	—	1,054,140
Other noncurrent liabilities	31,386	229,469	252,027	(249,453)	263,429

Total liabilities	3,208,688	1,605,203	287,402	(249,453)	4,851,840

Stockholder’s equity	1,113,007	4,086,811	5,291	(4,092,102)	1,113,007

Total liabilities and stockholder’s equity	$4,321,695	$5,692,014	$292,693	$(4,341,555)	$5,964,847

LAMAR MEDIA CORP.
AND SUBSIDIARIES
Notes to Condensed Consolidated Financial Statements
(Unaudited)
(In Thousands, Except for Share Data)

Condensed Consolidating Balance Sheet as of December 31, 2019

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$13,859	$53,756	$242,054	$—	$309,669
Net property, plant and equipment	—	1,340,675	8,440	—	1,349,115
Operating lease right of use assets	—	1,293,674	27,105	—	1,320,779
Intangibles and goodwill, net	—	2,875,644	18,255	—	2,893,899
Other assets	4,193,629	229,905	184,805	(4,557,380)	50,959

Total assets	$4,207,488	$5,793,654	$480,659	$(4,557,380)	$5,924,421

LIABILITIES AND STOCKHOLDER’S EQUITY
Current liabilities:
Current maturities of long-term debt	$51,480	$34	$175,000	$—	$226,514
Current operating lease liabilities	—	189,071	7,770	—	196,841
Other current liabilities	26,960	196,689	19,845	—	243,494

Total current liabilities	78,440	385,794	202,615	—	666,849

Long-term debt	2,753,570	34	—	—	2,753,604
Operating lease liabilities	—	1,049,220	18,961	—	1,068,181
Other noncurrent liabilities	205,947	231,416	250,859	(421,966)	266,256

Total liabilities	3,037,957	1,666,464	472,435	(421,966)	4,754,890

Stockholder’s equity	1,169,531	4,127,190	8,224	(4,135,414)	1,169,531

Total liabilities and stockholder’s equity	$4,207,488	$5,793,654	$480,659	$(4,557,380)	$5,924,421

LAMAR MEDIA CORP.
AND SUBSIDIARIES
Notes to Condensed Consolidated Financial Statements
(Unaudited)
(In Thousands, Except for Share Data)

Condensed Consolidating Statements of Income and Comprehensive Income for the Three Months Ended June 30, 2020

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
	(unaudited)
Statement of Income
Net revenues	$—	$341,664	$6,237	$(249)	$347,652

Operating expenses
Direct advertising expenses (1)	—	128,485	5,823	(249)	134,059
General and administrative expenses (1)	—	65,222	2,186	—	67,408
Corporate expenses (1)	—	16,521	124	—	16,645
Depreciation and amortization	—	63,545	453	—	63,998
(Gain) loss on disposition of assets	—	(1,070)	55	—	(1,015)

	—	272,703	8,641	(249)	281,095

Operating income (loss)	—	68,961	(2,404)	—	66,557
Equity in (earnings) loss of subsidiaries	(66,370)	—	—	66,370	—
Loss on extinguishment of debt	5	—	—	—	5
Interest expense (income), net	34,831	(24)	451	—	35,258

Income (loss) before income tax expense	31,534	68,985	(2,855)	(66,370)	31,294
Income tax expense (benefit) (2)	—	582	(822)	—	(240)

Net income (loss)	$31,534	$68,403	$(2,033)	$(66,370)	$31,534

Statement of Comprehensive Income
Net income (loss)	$31,534	$68,403	$(2,033)	$(66,370)	$31,534
Total other comprehensive income, net of tax	—	—	740	—	740

Total comprehensive income (loss)	$31,534	$68,403	$(1,293)	$(66,370)	$32,274

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.
LAMAR MEDIA CORP.
AND SUBSIDIARIES
Notes to Condensed Consolidated Financial Statements
(Unaudited)
(In Thousands, Except for Share Data)

Condensed Consolidating Statements of Income and Comprehensive Income for the Three Months Ended June 30, 2019

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income	(unaudited)
Net revenues	$—	$437,074	$12,498	$(830)	$448,742

Operating expenses
Direct advertising expenses (1)	—	140,108	7,112	(830)	146,390
General and administrative expenses (1)	—	76,475	1,941	—	78,416
Corporate expenses (1)	—	18,274	311	—	18,585
Depreciation and amortization	—	61,031	662	—	61,693
(Gain) loss on disposition of assets	—	(550)	13	—	(537)

	—	295,338	10,039	(830)	304,547

Operating income	—	141,736	2,459	—	144,195
Equity in (earnings) loss of subsidiaries	(155,336)	—	—	155,336	—
Interest expense (income), net	36,851	(82)	1,321	—	38,090

Income (loss) before income tax expense	118,485	141,818	1,138	(155,336)	106,105
Income tax (benefit) expense (2)	—	(13,231)	851	—	(12,380)

Net income (loss)	$118,485	$155,049	$287	$(155,336)	$118,485

Statement of Comprehensive Income
Net income (loss)	$118,485	$155,049	$287	$(155,336)	$118,485
Total other comprehensive income, net of tax	—	—	287	—	287

Total comprehensive income (loss)	$118,485	$155,049	$574	$(155,336)	$118,772

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.
LAMAR MEDIA CORP.
AND SUBSIDIARIES
Notes to Condensed Consolidated Financial Statements
(Unaudited)
(In Thousands, Except for Share Data)

Condensed Consolidating Statements of Income and Comprehensive Income for the Six Months Ended June 30, 2020

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
	(unaudited)
Statement of Income
Net revenues	$—	$738,295	$16,689	$(763)	$754,221

Operating expenses
Direct advertising expenses (1)	—	271,537	12,779	(763)	283,553
General and administrative expenses (1)	—	145,750	3,862	—	149,612
Corporate expenses (1)	—	34,608	404	—	35,012
Depreciation and amortization	—	125,450	861	—	126,311
(Gain) loss on disposition of assets	—	(3,574)	55	—	(3,519)

	—	573,771	17,961	(763)	590,969

Operating income (loss)	—	164,524	(1,272)	—	163,252
Equity in (earnings) loss of subsidiaries	(160,584)	—	—	160,584	—
Loss on extinguishment of debt	18,184	—	—	—	18,184
Interest expense (income), net	70,249	(59)	1,431	—	71,621

Income (loss) before income tax expense	72,151	164,583	(2,703)	(160,584)	73,447
Income tax expense (benefit) (2)	—	1,924	(628)	—	1,296

Net income (loss)	$72,151	$162,659	$(2,075)	$(160,584)	$72,151

Statement of Comprehensive Income
Net income (loss)	$72,151	$162,659	$(2,075)	$(160,584)	$72,151
Total other comprehensive loss, net of tax	—	—	(858)	—	(858)

Total comprehensive income (loss)	$72,151	$162,659	$(2,933)	$(160,584)	$71,293

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.
LAMAR MEDIA CORP.
AND SUBSIDIARIES
Notes to Condensed Consolidated Financial Statements
(Unaudited)
(In Thousands, Except for Share Data)

Condensed Consolidating Statements of Income and Comprehensive Income for the Six Months Ended June 30, 2019

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
	(unaudited)
Statement of Income
Net revenues	$—	$811,655	$23,024	$(1,480)	$833,199

Operating expenses
Direct advertising expenses (1)	—	274,858	13,482	(1,480)	286,860
General and administrative expenses (1)	—	154,132	3,577	—	157,709
Corporate expenses (1)	—	34,897	608	—	35,505
Depreciation and amortization	—	121,864	1,335	—	123,199
Gain on disposition of assets	—	(1,010)	(4,151)	—	(5,161)

	—	584,741	14,851	(1,480)	598,112

Operating income	—	226,914	8,173	—	235,087
Equity in (earnings) loss of subsidiaries	(242,710)	—	—	242,710	—
Interest expense (income), net	72,863	(87)	2,756	—	75,532

Income (loss) before income tax expense	169,847	227,001	5,417	(242,710)	159,555
Income tax expense (2)	—	(12,612)	2,320	—	(10,292)

Net income (loss)	$169,847	$239,613	$3,097	$(242,710)	$169,847

Statement of Comprehensive Income
Net income (loss)	$169,847	$239,613	$3,097	$(242,710)	$169,847
Total other comprehensive income, net of tax	—	—	546	—	546

Total comprehensive income (loss)	$169,847	$239,613	$3,643	$(242,710)	$170,393

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.
LAMAR MEDIA CORP.
AND SUBSIDIARIES
Notes to Condensed Consolidated Financial Statements
(Unaudited)
(In Thousands, Except for Share Data)

Condensed Consolidating Statement of Cash Flows for the Six Months Ended June 30, 2020

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
	(unaudited)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$165,269	$238,800	$5,429	$(226,745)	$182,753

Cash flows from investing activities:
Acquisitions	577	(26,730)	—	—	(26,153)
Capital expenditures	—	(34,770)	(1,504)	—	(36,274)
Proceeds from disposition of assets and investments	—	4,750	—	—	4,750
Investment in subsidiaries	(26,730)	—	—	26,730	—
(Increase) decrease in intercompany notes receivable	(181,089)	—	—	181,089	—

Net cash (used in) provided by investing activities	(207,242)	(56,750)	(1,504)	207,819	(57,677)

Cash flows from financing activities:
Proceeds received from revolving credit facility	655,000	—	—	—	655,000
Payment on revolving credit facility	(805,000)	—	—	—	(805,000)
Principal payments on long term debt	—	(182)	—	—	(182)
Borrowings on long term debt	—	8,750	—	—	8,750
Proceeds received from note offering	1,400,000	—	—	—	1,400,000
Payment on accounts receivable securitization program	—	—	(175,000)	—	(175,000)
Redemption on senior subordinated notes	(519,139)	—	—	—	(519,139)
Proceeds received from senior credit facility term loans	598,500	—	—	—	598,500
Payments on senior credit facility term loans	(978,097)	—	—	—	(978,097)
Debt issuance costs	(30,112)	—	—	—	(30,112)
Intercompany loan proceeds	—	3,808	177,281	(181,089)	—
Distributions to non-controlling interest	—	—	(882)	—	(882)
Dividends (to) from parent	(161,208)	(226,745)	—	226,745	(161,208)
Contributions from (to) parent	33,391	26,730	—	(26,730)	33,391

Net cash provided by (used in) financing activities	193,335	(187,639)	1,399	18,926	26,021

Effect of exchange rate changes in cash and cash equivalents	—	—	(192)	—	(192)

Net increase (decrease) in cash and cash equivalents	151,362	(5,589)	5,132	—	150,905
Cash and cash equivalents at beginning of period	13,185	8,278	4,225	—	25,688

Cash and cash equivalents at end of period	$164,547	$2,689	$9,357	$—	$176,593

LAMAR MEDIA CORP.
AND SUBSIDIARIES
Notes to Condensed Consolidated Financial Statements
(Unaudited)
(In Thousands, Except for Share Data)

Condensed Consolidating Statement of Cash Flows for the Six Months Ended June 30, 2019

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
	(unaudited)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$158,778	$287,842	$(2,208)	$(230,068)	$214,344

Cash flows from investing activities:
Acquisitions	—	(78,141)	—	—	(78,141)
Capital expenditures	—	(59,193)	(1,367)	—	(60,560)
Proceeds from disposition of assets and investments	—	2,100	—	—	2,100
Proceeds received from insurance claims	(78,141)	—	—	78,141	—
Investment in subsidiaries	5,161	—	—	(5,161)	—
Increase in intercompany notes receivable	(127)	(417)	—	—	(544)

Net cash (used in) provided by investing activities	(73,107)	(135,651)	(1,367)	72,980	(137,145)

Cash flows from financing activities:
Proceeds received from revolving credit facility	220,000	—	—	—	220,000
Payment on revolving credit facility	(375,000)	—	—	—	(375,000)
Principal payments on long-term debt	(14,421)	—	—	—	(14,421)
Proceeds received from note offering	255,000	—	—	—	255,000
Payment on accounts receivable securitization program	—	—	(9,000)	—	(9,000)
Proceeds received from accounts receivable securitization program	—	—	9,000	—	9,000
Debt issuance costs	(4,435)	—	—	—	(4,435)
Intercompany loan proceeds	—	(8,461)	3,300	5,161	—
Distributions to non-controlling interest	—	—	(285)	—	(285)
Dividends (to) from parent	(200,636)	(230,068)	—	230,068	(200,636)
Contributions from (to) parent	38,135	78,141	—	(78,141)	38,135

Net cash (used in) provided by financing activities	(81,357)	(160,388)	3,015	157,088	(81,642)

Effect of exchange rate changes in cash and cash equivalents	—	—	203	—	203

Net increase (decrease) in cash and cash equivalents	4,314	(8,197)	(357)	—	(4,240)
Cash and cash equivalents at beginning of period	4,029	11,655	5,310	—	20,994

Cash and cash equivalents at end of period	$8,343	$3,458	$4,953	$—	$16,754

(8) Summarized Financial Information of Subsidiaries
Separate condensed consolidating financial information for Lamar Media, subsidiary guarantors and
non-guarantor
subsidiaries are presented below. Lamar Media and its subsidiary guarantors have fully and unconditionally guaranteed Lamar Media’s obligations with respect to its publicly issued notes. All guarantees are joint and several. As a result of these guarantee arrangements, we are required to present the following condensed consolidating financial information. The following condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements and notes. The condensed consolidating financial information is provided as an alternative to providing separate financial statements for guarantor subsidiaries. Separate financial statements of Lamar Media’s subsidiary guarantors are not included because the guarantees are full and unconditional and the subsidiary guarantors are 100% owned and jointly and severally liable for Lamar Media’s outstanding publicly issued notes. The accounts for all companies reflected herein are presented using the equity method of accounting for investments in subsidiaries.

Condensed Consolidating Balance Sheet as of December 31, 2019

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$13,859	$53,756	$242,054	$—	$309,669
Net property, plant and equipment	—	1,340,675	8,440	—	1,349,115
Operating lease right of use assets	—	1,293,674	27,105	—	1,320,779
Intangibles and goodwill, net	—	2,875,644	18,255	—	2,893,899
Other assets	4,193,629	229,905	184,805	(4,557,380)	50,959

Total assets	$4,207,488	$5,793,654	$480,659	$(4,557,380)	$5,924,421

LIABILITIES AND STOCKHOLDER’S EQUITY
Current liabilities:
Current maturities of long-term debt	$51,480	$34	$175,000	$—	$226,514
Current operating lease liabilities	—	189,071	7,770	—	196,841
Other current liabilities	26,960	196,689	19,845	—	243,494

Total current liabilities	78,440	385,794	202,615	—	666,849

Long-term debt	2,753,570	34	—	—	2,753,604
Operating lease liabilities	—	1,049,220	18,961	—	1,068,181
Other noncurrent liabilities	205,947	231,416	250,859	(421,966)	266,256

Total liabilities	3,037,957	1,666,464	472,435	(421,966)	4,754,890

Stockholders’ equity	1,169,531	4,127,190	8,224	(4,135,414)	1,169,531

Total liabilities and stockholders’ equity	$4,207,488	$5,793,654	$480,659	$(4,557,380)	$5,924,421

Condensed Consolidating Balance Sheet as of December 31, 2018

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$4,653	$121,549	$236,967	$—	$363,169
Net property, plant and equipment	—	1,289,348	5,700	—	1,295,048
Intangibles and goodwill, net	—	2,804,915	19,304	—	2,824,219
Other assets	4,056,288	230,504	184,247	(4,425,589)	45,450

Total assets	$4,060,941	$4,446,316	$446,218	$(4,425,589)	$4,527,886

LIABILITIES AND STOCKHOLDER’S EQUITY
Current liabilities:
Current maturities of long-term debt	$29,086	$34	$175,000	$—	$204,120
Other current liabilities	27,067	204,103	14,578	—	245,748

Total current liabilities	56,153	204,137	189,578	—	449,868

Long-term debt	2,684,500	68	—	—	2,684,568
Other noncurrent liabilities	200,092	246,312	251,835	(424,985)	273,254

Total liabilities	2,940,745	450,517	441,413	(424,985)	3,407,690

Stockholders’ equity	1,120,196	3,995,799	4,805	(4,000,604)	1,120,196

Total liabilities and stockholders’ equity	$4,060,941	$4,446,316	$446,218	$(4,425,589)	$4,527,886

Condensed Consolidating Statements of Income and Comprehensive Income for the Year Ended December 31, 2019

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income
Net revenues	$—	$1,709,691	$46,804	$(2,851)	$1,753,644

Operating expenses
Direct advertising expenses (1)	—	564,877	28,052	(2,851)	590,078
General and administrative expenses (1)	—	310,813	7,567	—	318,380
Corporate expenses (1)	—	82,652	1,577	—	84,229
Depreciation and amortization	—	247,191	2,837	—	250,028
Gain on disposition of assets	—	(3,103)	(4,138)	—	(7,241)

	—	1,202,430	35,895	(2,851)	1,235,474

Operating income	—	507,261	10,909	—	518,170
Equity in (earnings) loss of subsidiaries	(517,516)	—	—	517,516	—
Interest expense (income), net	144,976	(149)	5,025	—	149,852

Income (loss) before income tax expense	372,540	507,410	5,884	(517,516)	368,318
Income tax (benefit) expense (2)	—	(7,360)	3,138	—	(4,222)

Net income (loss)	$372,540	$514,770	$2,746	$(517,516)	$372,540

Statement of Comprehensive Income
Net income (loss)	$372,540	$514,770	$2,746	$(517,516)	$372,540
Total other comprehensive income, net of tax	—	—	673	—	673

Total comprehensive income (loss)	$372,540	$514,770	$3,419	$(517,516)	$373,213

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statements of Income and Comprehensive Income for the Year Ended December 31, 2018

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income
Net revenues	$—	$1,579,619	$50,352	$(2,749)	$1,627,222

Operating expenses
Direct advertising expenses (1)	—	537,269	27,307	(2,728)	561,848
General and administrative expenses (1)	—	280,874	8,554	—	289,428
Corporate expenses (1)	—	80,861	1,636	—	82,497
Depreciation and amortization	—	219,341	5,920	—	225,261
(Gain) loss on disposition of assets	—	(576)	7,809	—	7,233

	—	1,117,769	51,226	(2,728)	1,166,267

Operating income (loss)	—	461,850	(874)	(21)	460,955
Equity in (earnings) loss of subsidiaries	(450,791)	—	—	450,791	—
Interest expense (income), net	129,731	(99)	(413)	(21)	129,198
Other expenses	15,429	—	—	—	15,429

Income (loss) before income tax expense	305,631	461,949	(461)	(450,791)	316,328
Income tax expense (2)	—	7,879	2,818	—	10,697

Net income (loss)	$305,631	$454,070	$(3,279)	$(450,791)	$305,631

Statement of Comprehensive Income
Net income (loss)	$305,631	$454,070	$(3,279)	$(450,791)	$305,631
Total other comprehensive loss, net of tax	—	—	(1,290)	—	(1,290)

Total comprehensive income (loss)	$305,631	$454,070	$(4,569)	$(450,791)	$304,341

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statements of Income and Comprehensive Income for the Year Ended December 31, 2017

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income
Net revenues	$—	$1,494,275	$51,332	$(4,347)	$1,541,260

Operating expenses
Direct advertising expenses (1)	—	512,247	31,277	(2,644)	540,880
General and administrative expenses (1)	—	266,798	9,431	—	276,229
Corporate expenses (1)	—	60,830	1,132	—	61,962
Depreciation and amortization	—	201,424	9,680	—	211,104
(Gain) loss on disposition of assets	—	(5,704)	1,040	—	(4,664)

	—	1,035,595	52,560	(2,644)	1,085,511

Operating income (loss)	—	458,680	(1,228)	(1,703)	455,749
Equity in (earnings) loss of subsidiaries	(446,520)	—	—	446,520	—
Interest expense (income), net	128,391	(5)	1,707	(1,703)	128,390
Other expenses	71	—	—	—	71

Income (loss) before income tax expense	318,058	458,685	(2,935)	(446,520)	327,288
Income tax expense (2)	—	7,069	2,161	—	9,230

Net income (loss)	$318,058	$451,616	$(5,096)	$(446,520)	$318,058

Statement of Comprehensive Income
Net income (loss)	$318,058	$451,616	$(5,096)	$(446,520)	$318,058
Total other comprehensive income, net of tax	—	—	1,926	—	1,926

Total comprehensive income (loss)	$318,058	$451,616	$(3,170)	$(446,520)	$319,984

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2019

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$469,907	$738,030	$6,660	$(609,657)	$604,940

Cash flows from investing activities:
Capital expenditures	—	(136,696)	(4,260)	—	(140,956)
Acquisitions	—	(226,278)	—	—	(226,278)
Proceeds from disposition of assets and investments	—	5,438	—	—	5,438
Proceeds received from insurance claims	—	210	—	—	210
Investment in subsidiaries	(226,278)	—	—	226,278	—
Decrease in intercompany notes receivable	3,787	—	—	(3,787)	—
Increase in notes receivable	(448)	—	—	—	(448)

Net cash (used in) provided by investing activities	(222,939)	(357,326)	(4,260)	222,491	(362,034)

Cash flows from financing activities:
Proceeds received from revolving credit facility	495,000	—	—	—	495,000
Payment on revolving credit facility	(625,000)	—	—	—	(625,000)
Principal payments on long-term debt	(34,471)	—	—	—	(34,471)
Proceeds received from accounts receivable securitization program	—	—	9,000	—	9,000
Payments on accounts receivable securitization program	—	—	(9,000)	—	(9,000)
Debt issuance costs	(4,463)	—	—	—	(4,463)
Proceeds received from note offering	255,000	—	—	—	255,000
Intercompany loan proceeds (payments)	—	(702)	(3,085)	3,787	—
Distributions to non-controlling interest	—	—	(621)	—	(621)
Dividends (to) from parent	(393,700)	(609,657)	—	609,657	(393,700)
Contributions from (to) parent	69,822	226,278	—	(226,278)	69,822

Net cash (used in) provided by financing activities	(237,812)	(384,081)	(3,706)	387,166	(238,433)

Effect of exchange rate changes in cash and cash equivalents	—	—	221	—	221

Net increase in cash and cash equivalents	9,156	(3,377)	(1,085)	—	4,694
Cash and cash equivalents at beginning of period	4,029	11,655	5,310	—	20,994

Cash and cash equivalents at end of period	$13,185	$8,278	$4,225	$—	$25,688

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2018

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$430,896	$689,718	$(17,143)	$(566,386)	$537,085

Cash flows from investing activities:
Acquisitions	—	(477,389)	—	—	(477,389)
Capital expenditures	—	(113,259)	(4,379)	—	(117,638)
Proceeds from disposition of assets and investments	—	3,839	2,809	—	6,648
Proceeds received from insurance claims	—	—	4,222	—	4,222
Investment in subsidiaries	(498,226)	—	—	498,226	—
Decrease in intercompany notes receivable	30,034	—	—	(30,034)	—
Decrease in notes receivable	9	—	—	—	9

Net cash (used in) provided by investing activities	(468,183)	(586,809)	2,652	468,192	(584,148)

Cash flows from financing activities:
Proceeds received from revolving credit facility	563,000	—	—	—	563,000
Payment on revolving credit facility	(481,000)	—	—	—	(481,000)
Principal payments on long-term debt	(27,297)	(31)	—	—	(27,328)
Proceeds received from senior credit facility term loans	599,250	—	—	—	599,250
Proceeds received from accounts receivable securitization program	—	—	175,000	—	175,000
Debt issuance costs	(7,616)	—	—	—	(7,616)
Redemption on senior subordinated notes	(509,790)	—	—	—	(509,790)
Intercompany loan proceeds (payments)	175,000	(24,688)	(180,346)	30,034	—
Distributions to non-controlling interest	—	—	(541)	—	(541)
Contributions from (to) parent	89,967	498,226	—	(498,226)	89,967
Dividends (to) from parent	(446,744)	(566,386)	—	566,386	(446,744)

Net cash (used in) provided by financing activities	(45,230)	(92,879)	(5,887)	98,194	(45,802)

Effect of exchange rate changes in cash and cash equivalents	—	—	(1,112)	—	(1,112)

Net increase in cash and cash equivalents	(82,517)	10,030	(21,490)	—	(93,977)
Cash and cash equivalents at beginning of period	86,546	1,625	26,800	—	114,971

Cash and cash equivalents at end of period	$4,029	$11,655	$5,310	$—	$20,994

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2017

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$383,370	$602,504	$2,174	$(503,808)	$484,240

Cash flows from investing activities:
Acquisitions	3,750	(298,901)	(2,154)	—	(297,305)
Capital expenditures	—	(104,325)	(5,004)	—	(109,329)
Proceeds from disposition of assets and investments	—	6,053	—	—	6,053
Investment in subsidiaries	(301,055)	—	—	301,055	—
(Increase) decrease in intercompany notes receivable	(7,624)	—	—	7,624	—
Decrease in notes receivable	515	—	—	—	515

Net cash (used in) provided by investing activities	(304,414)	(397,173)	(7,158)	308,679	(400,066)

Cash flows from financing activities:
Principal payments on long-term debt	(16,993)	—	—	—	(16,993)
Payment on revolving credit facility	(477,000)	—	—	—	(477,000)
Proceeds received from revolving credit facility	495,000	—	—	—	495,000
Payment on senior credit facility	(247,500)	—	—	—	(247,500)
Proceeds received from senior credit facility	450,000	—	—	—	450,000
Debt issuance costs	(4,941)	—	—	—	(4,941)
Intercompany loan proceeds (payments)	—	—	7,624	(7,624)	—
Distributions to non-controlling interest	—	—	(693)	—	(693)
Contributions from (to) parent	49,187	298,901	2,154	(301,055)	49,187
Dividends (to) from parent	(252,925)	(503,808)	—	503,808	(252,925)

Net cash (used in) provided by financing activities	(5,172)	(204,907)	9,085	195,129	(5,865)

Effect of exchange rate changes in cash and cash equivalents	—	—	1,632	—	1,632

Net increase in cash and cash equivalents	73,784	424	5,733	—	79,941
Cash and cash equivalents at beginning of period	12,762	1,201	21,067	—	35,030

Cash and cash equivalents at end of period	$86,546	$1,625	$26,800	$—	$114,971